Offsetting Assets and Liabilities (Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2021	Mar. 31, 2021
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		¥ 26,693	¥ 22,696
Gross amounts offset in the consolidated balance sheets, assets		(4,686)	(1,944)
Net amounts presented in the consolidated balance sheets, assets		22,007	20,752
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	(398)	0
Net amount, assets		21,609	20,752
Gross amounts recognized, liabilities		51,270	71,034
Gross amounts offset in the consolidated balance sheets, liabilities		(4,686)	(1,944)
Net amounts presented in the consolidated balance sheets, liabilities		46,584	69,090
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	(7,492)	(18,913)
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	0	(147)
Net amount, liabilities		39,092	50,030
Derivative liabilities
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, liabilities		51,270	71,034
Gross amounts offset in the consolidated balance sheets, liabilities		(4,686)	(1,944)
Net amounts presented in the consolidated balance sheets, liabilities		46,584	69,090
Net amount, liabilities		39,092	50,030
Derivative assets
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		26,693	22,696
Gross amounts offset in the consolidated balance sheets, assets		(4,686)	(1,944)
Net amounts presented in the consolidated balance sheets, assets		22,007	20,752
Net amount, assets		¥ 21,609	¥ 20,752

[1]	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.